Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitment And Contingencies [Abstract]
Schedule of commitments and contingencies

2021	$1,649
2022	1,288
2023	191
2024	191
2025	—

$3,319